UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22550

Name of Fund:    BlackRock Preferred Partners LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 15.8%
AlphaMosaic SPC Platform, Class A:
Series 10-2012	$1,217,010
Series 03-2013	403,212
Series 05-2013	707,715
D.E. Shaw Oculus International Fund, Liquidity Class	3,140,705
Fortress Asia Macro Fund Ltd., Class A:
Series 05-2011	2,591,615
Series 01-2013	169,373
Series 03-2013	110,611
Series 05-2013	105,236
Series 06-2013	1,007,994

9,453,471

Event Driven — 18.4%
Aristeia International, Ltd., Class A:
Series A-NV	1,941,710
Series 02-2013	266,295
Series 03-2013	159,305
Series 04-2013	51,820
Series 05-2013	310,194
Davidson Kempner International (BVI), Ltd., Class C, Tranche 3,
Series 01-2012	1,496,900
Pentwater Event Fund, Ltd., Class F-NV-U:
Initial Series	3,540,627
Series 03-2013	372,718
Series 04-2013	155,086
York Investment, Ltd., Class D-U:
Series 1	1,895,242
Series 02-2013	309,058
Series 03-2013	206,050
Series 04-2013	152,098
Series 05-2013	99,624

10,956,727

Fundamental Long/Short — 37.1%
Brigade Leveraged Capital Structures Offshore, Ltd.:
Series 01-2007 NV	1,767,862
Series 02-2013 NV	302,369
Series 03-2013 NV	101,099
Series 04-2013 NV	149,328
Series 05-2013 NV	295,030
Claren Road Credit Fund, Ltd., Class A:
Series 32	3,192,846
Series 83	521,061
Series 84	203,936
Glenview Capital Partners (Cayman), Ltd., Series G/84	2,913,815
Myriad Opportunities Offshore Fund, Ltd., Class B:
Series 40	2,699,440
Series 40D	106,466
One William Street Capital Offshore Fund, Ltd., Class CC:
Series 09-2011-AA	1,831,403
Series 02-2012	121,134
Series 03-2012	655,261
Series 04-2012	235,147
Series 06-2012	289,491
Series 08-2012	281,537
Series 12-2012	369,041
Series 03-2013	302,962
Series 04-2013	100,112

Portfolio Funds	Value
Fundamental Long/Short (concluded)
Panning Overseas Fund, Ltd.:
Initial Series	$2,288,407
Series 03-2013	425,540
Series 05-2013	151,752
Scout Capital Fund, Ltd., Class B:
Series NV-3	1,660,826
Series NV-6	225,854
Series NV-10	809,491
Series NV-11	154,446

22,155,656

Relative Value — 28.7%
AlphaBet Offshore Ltd., Class A21, Series 06-2013	2,392,654
BG Fund, Class D	2,237,465
Citadel Global Fixed Income Fund, Ltd., Class A	2,864,097
HBK Offshore Fund II LP, Class A, Sub-Class A	2,477,971
Magnetar Capital Fund II, Ltd., Class A:
Series 25	2,015,666
Series 47	356,960
Series 50	116,196
Series 52	228,266
Series 58	283,613
Series 62	169,210
Series 75	429,986
Series 81	678,971
Series 83	205,852
Peak6 Achievement Fund, Ltd., Class E:
Series 04-2013	2,363,034
Series 05-2013	298,383

17,118,324
Total Investments (Cost $52,875,270*) — 100.0%	59,684,178
Liabilities in Excess of Other Assets — 0.0%	(5,465)

Members’ Capital — 100.0%	$59,678,713

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2013	1

Schedule of Investments (continued)

Notes to Schedule of Investments

* As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$58,509,447

Gross unrealized appreciation	$1,306,661
Gross unrealized depreciation	(131,930)

Net unrealized appreciation	$1,174,731

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds and has not been adjusted by BlackRock Advisors LLC, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	—	$6,312,766	$3,140,705	$9,453,471
Event Driven	—	6,888,296	4,068,431	10,956,727
Fundamental Long/Short	—	—	22,155,656	22,155,656
Relative Value	—	4,630,119	12,488,205	17,118,324
Total	—	$17,831,181	$41,852,997	$59,684,178

1 In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $25,825 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

2	BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2013

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to members’ capital. The following table is a reconciliation of Level 3 investments:

Assets:	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Opening Balance, as of March 31, 2013	$3,160,993	$4,073,063	$20,855,087	$8,993,988	$37,083,131
Transfers into Level 3[1]	—	—	—	—	—
Transfers out of Level 3[1]	—	—	—	—	—
Accrued discounts/ Premiums	—	—	—	—	—
Net realized gain (loss)	—	43,762	57,906	—	101,668
Net change in unrealized appreciation/ depreciation[2]	(20,288)	99,451	542,663	294,217	916,043
Purchases	—	150,000	1,200,000	3,200,000	4,550,000
Sales	—	(297,845)	(500,000)	—	(797,845)
Closing Balance, as of June 30, 2013	$3,140,705	$4,068,431	$22,155,656	$12,488,205	$41,852,997

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $951,907.

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2013	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date: August 23, 2013